OTHER ACCOUNTS PAYABLE AND ACCRUALS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Line Items]
Employees' salaries and payroll accruals	$ 1,237	$ 888
Accrued vacation	120	122
Accrued expenses	646	517
Other accounts payable and accruals, total	$ 2,003	$ 1,527